UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22816

Excelsior Private Markets Fund III (Master), LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund III (Master), LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2017

Excelsior Private Markets Fund III (Master), LLC

For the six months ended September 30, 2017

Excelsior Private Markets Fund III (Master), LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2017 (Unaudited)

Assets

Investments, at fair value (cost $44,432,220)	$50,092,768
Cash and cash equivalents	571,402
Prepaid insurance	23,598
Interest receivable	1,827

Total Assets	$50,689,595

Liabilities

Advisory fee payable	$219,354
Audit fee payable	23,578
Administration service fees payable	16,250
Legal fees payable	11,338
Other payables	1,449

Total Liabilities	$271,969

Commitments and contingencies (See Note 6)

Members’ Equity - Net Assets	$50,417,626

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$37,792,222
Members’ capital distributed	(283,826)
Accumulated net investment loss	(4,464,766)
Accumulated net realized gains	11,713,448
Accumulated net unrealized appreciation on investments	5,660,548

Total Members' Equity - Net Assets	$50,417,626

Units of Membership Interests outstanding (unlimited units authorized)	24,039.40
Net Asset Value Per Unit	$2,097.29

The accompanying notes are an integral part of these financial statements.

1

Excelsior Private Markets Fund III (Master), LLC

Schedule of Investments

As of September 30, 2017 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Buyout/Growth (57.41%)
Advent International GPE VIII-B, L.P.	Primary	09/2016 - 09/2017	North America	$3,279,934
Apollo Investment Fund IV, L.P.	Secondary	04/2014	North America	17,647
BVIP Fund VIII, L.P.	Primary	08/2014 - 09/2017	North America	4,135,750
Charlesbank Equity Fund VIII, LP	Primary	01/2015 - 07/2017	North America	9,530,040
Fenway Partners Capital Fund II, L.P.	Secondary	03/2014	North America	584,092
Green Equity Investors VII, L.P.	Primary	05/2017 - 9/2017	North America	582,823
Levine Leichtman Capital Partners II, L.P.	Secondary	03/2014	North America	816,413
Lone Star Fund IX (U.S.), L.P.	Primary	03/2015 - 09/2017	North America	2,342,879
Platinum Equity Capital Partners III, L.P.	Secondary	12/2013 - 03/2017	North America	5,670,890
Quad-C Partners V, L.P.	Secondary	03/2014	North America	7,051
Rhone Partners V L.P.	Primary	07/2015 - 07/2017	North America	1,975,802
				28,943,321
Special Situations (24.40%)
Clearlake Capital Partners IV, L.P.	Primary	09/2015 - 09/2017	North America	2,695,165
Clearlake Opportunities Partners, L.P.	Primary	09/2015 - 03/2017	North America	840,414
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	05/2014 - 03/2017	North America	2,371,416
OrbiMed Royalty Opportunities II, L.P.	Primary	04/2015 - 09/2017	North America	2,022,795
Questor Partners Fund II, L.P.	Secondary	03/2014 - 12/2015	North America	25,509
Ridgewood Energy Oil & Gas Fund III, L.P.	Primary	05/2015 - 09/2017	North America	477,728
Walton Street Real Estate Fund VII, L.P.	Primary	03/2014 - 10/2015	North America	3,869,876
				12,302,903
Venture Capital (17.55%)
Lightspeed China Partners II, L.P.	Primary	06/2014 - 07/2017	North America	1,997,505
Lightspeed Venture Partners Select, L.P.	Primary	03/2014 - 07/2017	North America	1,937,024
Lightspeed Venture Partners X, L.P.	Primary	07/2014 - 09/2017	North America	2,010,985
Meritech Capital Partners V L.P.	Primary	09/2014 - 09/2017	North America	2,901,030
				8,846,544

Total Investments in Portfolio Funds (cost $44,432,220) (99.36%)				50,092,768
Other Assets & Liabilities (Net) (0.64%)				324,858
Members' Equity - Net Assets (100.00%)				$50,417,626

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2017 aggregated $44,432,220. Total fair value of illiquid and restricted securities at September 30, 2017 was $50,092,768 or 99.36% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Private Markets Fund III (Master), LLC

Statement of Operations

For the six months ended September 30, 2017 (Unaudited)

Investment Income:

Interest income	$6,238

Total Investment Income	6,238

Operating Expenses:

Advisory fee	435,821
Independent Managers' fees	105,000
Administration service fees	32,500
Audit fees	24,521
Legal fees	18,077
Custody fees	7,042
Other fees	8,089

Total Operating Expenses	631,050

Net Investment Loss	(624,812)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	3,772,534
Net change in unrealized appreciation on investments	(1,025,025)

Net Realized and Change in Unrealized Gain on Investments	2,747,509

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$2,122,697

The accompanying notes are an integral part of these financial statements.

3

Excelsior Private Markets Fund III (Master), LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2017 (Audited)

Total Members
Members' committed capital	$87,888,888

Members' capital at April 1, 2016	$31,079,137
Capital contributions	9,228,333
Capital distributions	(52,010)
Net investment loss	(1,235,601)
Net realized gain on investments	4,753,650
Net change in unrealized appreciation on investments	2,075,905
Members' capital at March 31, 2017	$45,849,414

For the period ended September 30, 2017 (Unaudited)

Total Members
Members' committed capital	$87,888,888

Members' capital at April 1, 2017	$45,849,414
Capital contributions	2,636,667
Capital distributions	(191,152)
Net investment loss	(624,812)
Net realized gain on investments	3,772,534
Net change in unrealized appreciation on investments	(1,025,025)
Members' capital at September 30, 2017	$50,417,626

The accompanying notes are an integral part of these financial statements.

4

Excelsior Private Markets Fund III (Master), LLC

Statement of Cash Flows

For the six months ended September 30, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$2,122,697
Contributions to investments in Portfolio Funds	(8,748,785)
Distributions received from investments in Portfolio Funds	6,836,949
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Net realized gain on investments	(3,772,534)
Net change in unrealized (appreciation) depreciation on investments	1,025,025
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance fees	(23,598)
(Increase) decrease in interest receivable	(1,451)
Increase (decrease) in advisory fee payable	6,294
Increase (decrease) in audit fee payable	(23,578)
Increase (decrease) in legal fees payable	11,338
Increase (decrease) in other payables	(3,644)

Net cash provided by (used in) operating activities	(2,571,287)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	2,636,667
Distributions to Members	(191,152)

Net cash provided by (used in) financing activities	2,445,515

Net change in cash and cash equivalents	(125,772)
Cash and cash equivalents at beginning of the period	697,174

Cash and cash equivalents at end of the period	$571,402

The accompanying notes are an integral part of these financial statements.

5

Excelsior Private Markets Fund III (Master), LLC

Financial Highlights

	For the six months ended September 30, 2017 (Unaudited)	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2015	Period from October 25, 2013 (Commencement of Operations) through March 31, 2014
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$2,016.94	$1,752.88	$1,675.04	$1,390.50	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(25.99)	(60.32)	(78.22)	(110.11)	(286.79)
Net realized and unrealized gain on investments	114.29	327.02	158.77	394.65	677.29
Net increase in net assets resulting from operations	88.30	266.70	80.55	284.54	390.50

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(7.95)	(2.64)	(2.71)	-	-
NET ASSET VALUE, END OF PERIOD	$2,097.29	$2,016.94	$1,752.88	$1,675.04	$1,390.50
TOTAL NET ASSET VALUE RETURN (1), (3)	4.38%	15.23%	4.81%	20.46%	15.57	%(4)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$50,418	$45,849	$31,079	$17,288	$9,362
Ratios to Average Members' Equity - Net Assets: (5)
Expenses	4.53%	3.43%	4.89%	7.71%	34.19%
Net investment loss	(4.48)%	(3.42)%	(4.89)%	(7.71)%	(34.19)%
Portfolio Turnover Rate (6)	14.14%	26.09%	21.18%	24.69%	26.36%

INTERNAL RATES OF RETURN:
Internal Rate of Return, including expenses (7)	14.27%	15.71%	15.31%	32.29%	388.10%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	The net asset value for the period ended March 31, 2014, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $1,244.78, $1,390.50, $1,431.80, $1,513.61, $1,564.12, $1,675.04, $1,689.08, $1,699.55, $1,705.62, $1,752.88, $1,768.40, $1,834.87, $1,961.74, $2,016.94, $2,138.01 and $2,097.29.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on October 25, 2013 through March 31, 2014. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period ended March 31, 2014, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

6

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2017 (Unaudited)

1. Organization

Excelsior Private Markets Fund III (Master), LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on March 18, 2013. The Company commenced operations on October 25, 2013. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on October 25, 2014, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively the "Portfolio Funds"). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund III (TI), LLC (the “TI Fund”) and Excelsior Private Markets Fund III (TE), LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund III (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund, and together with the TI Fund and the TE Fund, the Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders' capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Effective August 14, 2015, Merrill Lynch Alternative Investments LLC (“MLAI”), a subsidiary of Bank of America, N.A. that served as the Company’s prior registered investment adviser, completed a transaction whereby it transferred its management rights to certain funds, including the Company, to certain subsidiaries of Neuberger Berman Group LLC (“NB”). Upon the close of this transaction, the Company’s former investment advisory agreement with MLAI terminated in accordance with its terms and as required under the Investment Company Act, and Neuberger Berman Management LLC (“NBM”) became the Company’s investment manager and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) became the Company’s sub-adviser. An Investment Advisory Agreement between the Company and NBM and a Sub-Advisory Agreement between NBM and NBAA with respect to the Company were approved by Members of the Company at a special

7

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2017 (Unaudited)

meeting held for that purpose on August 14, 2015. Six individuals, formerly of MLAI, joined NB in a similar capacity. On January 1, 2016, NBM transferred to Neuberger Berman Fixed Income LLC (“NBFI”) its rights and obligations pertaining to all services it provides to the Company under the Investment Advisory Agreement. The transfer of the Investment Advisory Agreement from NBM to NBFI was approved by the Company’s board of managers on December 18, 2015. Following such transfer, NBFI was renamed Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”). NBIA and NBAA are now responsible for the management and operations of the Company, subject to the oversight of the Board of Managers.

Until December 31, 2013, Bank of America Capital Advisors LLC (“BACA”) served as registered investment adviser of the Company. Effective December 31, 2013, BACA reorganized into its affiliate, MLAI. MLAI assumed all responsibilities for serving as the Registered Investment Adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Company’s Board of Managers on November 25, 2013.

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Registered Investment Adviser and Sub-Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2017, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 57.21% and 42.79%, respectively.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

8

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2017 (Unaudited)

 B. Recent Accounting Pronouncements

There are no recent accounting pronouncements that impacted the Company.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of September 30, 2017, Investments valued using the practical expedient with a fair value of $50,092,768 are excluded from the fair value hierarchy.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own

9

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2017 (Unaudited)

assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2017 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents on the Statements of Assets, Liabilities and Members' Equity – Net Assets can include deposits in money market accounts and overnight deposits in commercial paper, which are classified as Level 1 assets. As of September 30, 2017, the Company held $571,402, in an overnight sweep that is deposited into a money market account.

E. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

F. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

10

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2017 (Unaudited)

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

G. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2017, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2016, and after adjustment for purchases and sales between December 31, 2016 and September 30, 2017, the estimated cost of the Portfolio Funds at September 30, 2017, for federal income tax purposes aggregated $38,892,595. The net unrealized appreciation for federal income tax purposes was estimated to be $11,200,173. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $11,360,316 and $160,143, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2016, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2013 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2017. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2017, the Company did not incur any interest or penalties.

11

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2017 (Unaudited)

H. Contribution Policy

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2017 the Company issued 1,307.26 units.

I. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement.

J. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

K. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

L. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Manager fees; and expenses of meetings of the Board.

M. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although Members’ Equity - Net Assets of the Company is presented

12

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2017 (Unaudited)

at the exchange rates and values prevailing at the end of the period, the Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. The Advisory Fee will not exceed 1.0% of total commitments from Members. For the six months ended September 30, 2017, the Company incurred Advisory Fees totaling $435,821.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets, subject to a minimum quarterly fee. For the six months ended September 30, 2017, the Company incurred administration service fees totaling $32,500.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Effective January 1, 2016, the Independent Managers are each paid an annual retainer of $35,000. Until December 31, 2015, the Independent Managers were each paid an annual retainer of $40,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2017, the Company incurred $105,000 in Independent Managers’ fees.

4. Capital Commitments from Members

At September 30, 2017 and capital commitments from Members totaled $87,888,888. Capital contributions received by the Company with regard to satisfying Member commitments totaled $37,792,222, which represents approximately 43% of committed capital at September 30, 2017.

13

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2017 (Unaudited)

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the Company's LLC Agreement.

6. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2017, the Company had total capital commitments of $87,026,281 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $34,732,590 as listed below:

Assets:	Unfunded Commitment
Buyout/Growth	$21,121,628
Special Situations	11,200,962
Venture Capital	2,410,000
Total	$34,732,590

7. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Charlesbank Equity Fund VIII, L.P. represents 18.90% of Members’ Equity – Net Assets of the Company. The objective of Charlesbank Equity Fund VIII, L.P. is to make investments in equity, debt, convertible securities and other interests in business organizations, to provide capital for acquisition and expansion of growing companies.

Platinum Equity Capital Partners III, L.P. represents 11.25% of Members’ Equity – Net Assets of the Company. The objective of Platinum Equity Capital Partners III, L.P. is to make private investments in equity, equity-oriented or debt securities which offer equity-like returns of underperforming companies to generate capital appreciation for their partners.

BVIP Fund VIII, L.P. represents 8.20% of Members’ Equity – Net Assets of the Company. BVIP Fund VIII, L.P. will seek to make control-oriented equity investments in lower middle market companies in the information and business services and communications sectors.

14

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2017 (Unaudited)

Walton Street Real Estate Fund VII, L.P. represents 7.68% of Members’ Equity – Net Assets of the Company. The objective of Walton Street Real Estate Fund VII, L.P. is to employ a diversified investment approach to generate attractive, risk-adjusted return.

Advent International GPE VIII-B, L.P. represents 6.51% of Members’ Equity – Net Assets of the Company. The objective of Advent International GPE VIII-B L.P. is to make investments in businesses in the development stage and other small to medium sized companies based primarily in Europe and North America.

Meritech Capital Partners V L.P. represents 5.75% of Members’ Equity – Net Assets of the Company. The objective of Meritech Capital Partners V, L.P. is to lead investments into the most attractive late-stage technology companies.

Clearlake Capital Partners IV, L.P. represents 5.35% of Members’ Equity – Net Assets of the Company. Clearlake Capital Partners IV, L.P. will invest in companies that are undergoing complex financial, operational or structural change, for which it believes the firm’s expertise and value investing approach can generate exceptional risk-adjusted returns.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector

15

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2017 (Unaudited)

may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

On October 18, 2017, the Company made a capital call equal to 2% of members’ commitments.

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2017, through the date these financial statements were available to be issued and has determined that there were no additional subsequent events that require disclosure.

16

Excelsior Private Markets Fund III (Master), LLC
Supplemental Information (Unaudited)
September 30, 2017

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2017.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

17

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Not applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Excelsior Private Markets Fund III (Master), LLC

By	/s/ Robert Conti

Robert Conti

Chief Executive Officer and President

Date: December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Conti

Robert Conti

Chief Executive Officer and President

(Principal Executive Officer)

Date: December 8, 2017

By	/s/ John M. McGovern

John M. McGovern

Treasurer

(Principal Financial Officer)

Date: December 8, 2017